UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,				  and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina	  November 10, 2011

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  36
Form 13F Information Table Value Total: $294,455 ( x 1,000)

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

AmerisourceBergen Corp              COM  03073E105   $10,825   290,442 SH      SOLE                290,442      0    0
Anheuser Busch InBev SA/N           ADR  03524A108   $16,191   305,600 SH      SOLE                305,600      0    0
Archer-Daniels-Midland Co           COM  039483102    $3,151   127,000 SH      SOLE                127,000      0    0
Blackrock Inc CL A                  COM  09247XAB7    $5,913    39,950 SH      SOLE                 39,950      0    0
Chefs Whse Inc                      COM   163086101   $1,905   162,020 SH      SOLE                162,020      0    0
CVS Caremark Corp                   COM   126650100  $23,439   697,800 SH      SOLE                697,800      0    0
Dollar Gen Corp NEW                 COM   256677105   $7,265   192,400 SH      SOLE                192,400      0    0
DXP Enterprises Inc NEW         COM NEW   233377407   $6,213   329,935 SH      SOLE                329,935      0    0
Family Dlr Stores                   COM   307000109   $6,739   132,500 SH      SOLE                132,500      0    0
Franklin Res Inc                    COM  354613101       $57       600 SH      SOLE                    600      0    0
General Mls Inc                     COM   370334104  $16,574   430,600 SH      SOLE                430,600      0    0
HJ Heinz Co                         COM   423074103   $5,846   115,800 SH      SOLE                115,800      0    0
Home Depot Inc                      COM   437076102  $14,428   438,950 SH      SOLE                438,950      0    0
Kellogg Co                          COM   487836108   $1,596    30,000 SH      SOLE                 30,000      0    0
Kraft Foods Inc-A                   CLA  50075N104    $6,222   185,300 SH      SOLE                185,300      0    0
Lowes Cos Inc                       COM   548661107   $2,845   147,100 SH      SOLE                147,100      0    0
Mastercard Incorporated             CLA  57636Q104    $1,649     5,200 SH      SOLE                  5,200      0    0
McKesson Corp                       COM  58155Q103   $20,670   284,313 SH      SOLE                284,313      0    0
Medassets Inc                       COM  584045108    $7,091   737,923 SH      SOLE                737,923      0    0
Mednax Inc                          COM  58502B106    $8,081   129,000 SH      SOLE                129,000      0    0
Patterson Companies Inc             COM   703395103   $3,128   109,260 SH      SOLE                109,260      0    0
Pepsico Inc                         COM   713448108   $7,960   128,600 SH      SOLE                128,600      0    0
Pool Corporation                    COM  73278L105    $7,374   281,665 SH      SOLE                281,665      0    0
Price T Rowe Group Inc              COM  74144T108    $4,920   103,000 SH      SOLE                103,000      0    0
PSS World Med Inc                   COM  69366A100    $4,839   245,774 SH      SOLE                245,774      0    0
Smuckers J M Co                 COM NEW   832696405   $3,973    54,500 SH      SOLE                 54,500      0    0
Staples Inc                         COM   855030102  $17,276 1,298,925 SH      SOLE              1,298,925      0    0
Sysco Corp                          COM   871829107   $5,747   221,900 SH      SOLE                221,900      0    0
Target Corp                         COM  87612E106    $8,352   170,300 SH      SOLE                170,300      0    0
Team Health Holdings Inc            COM  87817A107    $3,949   240,515 SH      SOLE                240,515      0    0
United Stationers Inc               COM   913004107  $10,046   369,082 SH      SOLE                369,082      0    0
Visa Inc                            CLA  92826C839   $23,513   274,300 SH      SOLE                274,300      0    0
Vishay Precision Group In           COM  92835K103    $2,495   189,327 SH      SOLE                189,327      0    0
Wal Mart Stores Inc                 COM   931142102  $10,582   203,900 SH      SOLE                203,900      0    0
Walgreen Co                         COM   931422109  $3,651    111,000 SH      SOLE                111,000      0    0
Wesco International Inc             COM  95082P105   $9,950    296,565 SH      SOLE                296,565      0    0

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